American High-Income Trust®
Investment portfolio
June 30, 2019
unaudited
Bonds, notes & other debt instruments 90.03% Corporate bonds & notes 89.78% Communication services 14.91%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$ 17,545	$ 18,159
Altice France SA, Term Loan B-13, (3-month USD-LIBOR + 4.00%) 6.394% 2026[2,3]	9,030	8,862
Altice NV 6.625% 2023[1]	9,460	9,720
Altice NV, First Lien, 7.75% 2022[1]	7,449	7,589
Altice SA 7.625% 2025[1]	30,425	28,733
Cablevision Systems Corp. 5.125% 2021[1]	6,850	6,867
Cablevision Systems Corp. 6.75% 2021	44,150	47,351
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,842
CBS Corp. 7.25% 2024[1]	3,325	3,520
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,814
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	21,675	21,777
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	12,125	12,409
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	3,835	4,017
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	1,600	1,658
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,000	11,540
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,400	72,957
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	62,990	65,375
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	63,300	64,800
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	11,525	11,928
CenturyLink, Inc. 6.75% 2023	65,675	71,011
CenturyLink, Inc. 7.50% 2024	9,100	10,090
CenturyLink, Inc. 7.65% 2042	7,825	7,336
CenturyLink, Inc., Series T, 5.80% 2022	6,000	6,285
Cinemark USA, Inc. 4.875% 2023	9,673	9,818
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	26,200	28,492
CSC Holdings, LLC 7.75% 2025[1]	1,500	1,627
CSC Holdings, LLC 5.50% 2026[1]	12,475	13,114
Cumulus Media New Holdings Inc., 6.75% 2026[1]	33,475	33,475
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.91% 2022[2,3]	46,897	46,735
DISH DBS Corp. 7.875% 2019	6,000	6,037
DISH DBS Corp. 5.125% 2020	2,000	2,015
DISH DBS Corp. 6.75% 2021	11,000	11,577
Entercom Media Corp. 6.50% 2027[1]	1,705	1,777
Frontier Communications Corp. 8.50% 2020	8,175	6,703
Frontier Communications Corp. 9.25% 2021	12,775	8,751
Frontier Communications Corp. 10.50% 2022	131,932	90,044
Frontier Communications Corp. 11.00% 2025	201,704	126,065
Frontier Communications Corp. 8.50% 2026[1]	37,125	36,104
Frontier Communications Corp. 8.00% 2027[1]	27,765	28,945
Getty Images Inc. 9.75% 2027[1]	11,775	12,158
Getty Images Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.938% 2026[2,3]	17,139	17,096
Gogo Inc. 9.875% 2024[1]	156,025	160,901
Gray Television, Inc. 7.00% 2027[1]	11,275	12,262
iHeartCommunications, Inc. 6.375% 2026	9,018	9,615
iHeartCommunications, Inc. 8.375% 2027	13,853	14,581
American High-Income Trust — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 4.00%) 6.33% 2026[2,3]	$ 12,248	$ 12,279
Inmarsat PLC 4.875% 2022[1]	48,055	48,596
Inmarsat PLC 6.50% 2024[1]	6,975	7,315
Intelsat Jackson Holding Co. 5.50% 2023	60,910	55,885
Intelsat Jackson Holding Co. 6.625% 2024[2]	30,675	30,867
Intelsat Jackson Holding Co. 8.00% 2024[1]	10,250	10,711
Intelsat Jackson Holding Co. 8.50% 2024[1]	56,275	55,994
Level 3 Communications, Inc. 5.25% 2026	11,425	11,853
Liberty Global PLC 5.50% 2028[1]	8,250	8,312
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.36% 2020 (100% PIK)[2,3,4]	39,826	29,471
Live Nation Entertainment, Inc. 4.875% 2024[1]	3,900	4,022
Live Nation Entertainment, Inc. 5.625% 2026[1]	3,600	3,784
MDC Partners Inc. 6.50% 2024[1]	147,374	136,168
Meredith Corp. 6.875% 2026	112,444	119,880
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	10,600	11,368
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	2,098	2,410
Netflix, Inc. 5.375% 2029[1]	14,100	15,012
Nexstar Broadcasting, Inc. 5.625% 2024[1]	9,000	9,346
Nexstar Escrow Corp. 5.625% 2027[1]	47,070	48,364
Numericable Group SA 7.375% 2026[1]	21,300	21,886
OUTFRONT Media Cap LLC 5.00% 2027[1]	16,010	16,429
Qwest Capital Funding, Inc. 6.875% 2028	14,900	13,820
Sirius XM Radio Inc. 3.875% 2022[1]	24,550	24,734
Sirius XM Radio Inc. 4.625% 2023[1]	7,475	7,587
Sirius XM Radio Inc. 4.625% 2024[1]	20,215	20,736
Sirius XM Radio Inc. 5.50% 2029[1]	14,525	14,927
Sprint Corp. 7.25% 2021	27,610	29,405
Sprint Corp. 11.50% 2021	78,780	91,385
Sprint Corp. 7.875% 2023	13,995	15,255
Sprint Corp. 7.125% 2024	7,250	7,705
Sprint Corp. 6.875% 2028	59,375	61,602
Sprint Corp. 8.75% 2032	8,925	10,353
T-Mobile US, Inc. 4.00% 2022	7,025	7,201
T-Mobile US, Inc. 6.375% 2025	9,625	10,020
T-Mobile US, Inc. 6.50% 2026	9,775	10,592
Trilogy International Partners, LLC 8.875% 2022[1]	52,813	51,229
Univision Communications Inc. 5.125% 2023[1]	80,057	78,656
Univision Communications Inc. 5.125% 2025[1]	63,394	60,620
Warner Music Group 5.00% 2023[1]	19,875	20,347
Warner Music Group 4.875% 2024[1]	3,175	3,266
Warner Music Group 5.50% 2026[1]	8,275	8,564
Wind Tre SpA 5.00% 2026[1]	38,875	37,819
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,192
Zayo Group Holdings, Inc. 6.375% 2025	3,000	3,071
Zayo Group Holdings, Inc. 5.75% 2027[1]	2,700	2,754
Ziggo Bond Finance BV 5.50% 2027[1]	39,575	40,454
		2,475,778
Health care 13.45%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.152% 2026[2,3]	7,232	7,257
Bausch Health Companies Inc. 7.00% 2028[1]	10,270	10,668
Catalent Pharma Solutions Inc. 5.00% 2027[1]	8,195	8,359
Centene Corp. 5.625% 2021	10,315	10,521
Centene Corp. 4.75% 2022	58,125	59,578
American High-Income Trust — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 6.125% 2024	$ 25,825	$ 27,084
Centene Corp. 4.75% 2025	36,490	37,757
Centene Corp. 5.375% 2026[1]	32,430	34,173
Charles River Laboratories International, Inc. 5.50% 2026[1]	7,465	7,874
Concordia International Corp. 8.00% 2024[5]	3,251	3,162
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.911% 2024[2,3,5]	888	854
DaVita HealthCare Partners Inc. 5.125% 2024	16,840	16,887
DaVita HealthCare Partners Inc. 5.00% 2025	14,900	14,766
Eagle Holding Co. II LLC 7.625% 2022[1,4]	10,700	10,780
Eagle Holding Co. II LLC 7.75% 2022[1,4]	52,595	53,121
Endo International PLC 5.75% 2022[1]	44,719	39,241
Endo International PLC 6.00% 2023[1]	42,135	30,548
Endo International PLC 5.875% 2024[1]	21,075	20,127
Endo International PLC 6.00% 2025[1,6]	25,685	17,337
Envision Healthcare Corp. 8.75% 2026[1]	17,930	12,506
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 6.152% 2025[2,3]	12,056	10,685
HCA Inc. 6.50% 2020	8,375	8,568
HCA Inc. 7.50% 2022	3,860	4,265
HCA Inc. 5.875% 2023	16,750	18,255
HCA Inc. 5.875% 2026	4,500	4,984
HCA Inc. 5.625% 2028	17,900	19,421
HCA Inc. 4.125% 2029	4,900	5,024
HCA Inc. 5.50% 2047	7,494	8,010
HCA Inc. 5.25% 2049	681	711
HealthSouth Corp. 5.75% 2024	7,952	8,127
HealthSouth Corp. 5.75% 2025	18,115	18,908
IMS Health Holdings, Inc. 5.00% 2026[1]	37,150	38,636
inVentiv Health, Inc. 7.50% 2024[1]	27,447	28,819
Iqvia Inc. 5.00% 2027[1]	5,465	5,656
Jaguar Holding Co. 6.375% 2023[1]	27,655	28,692
Kinetic Concepts, Inc. 7.875% 2021[1]	29,411	30,188
Kinetic Concepts, Inc. 12.50% 2021[1]	85,087	93,915
Mallinckrodt PLC 4.875% 2020[1]	63,530	61,545
Mallinckrodt PLC 5.75% 2022[1]	5,345	4,623
Mallinckrodt PLC 5.625% 2023[1]	3,096	2,353
Molina Healthcare, Inc. 5.375% 2022	106,711	111,380
Molina Healthcare, Inc. 4.875% 2025[1]	51,880	52,853
Multiplan, Inc. 8.50% 2022[1,4]	6,350	5,636
Multiplan, Inc. 7.125% 2024[1]	7,275	6,858
NVA Holdings Inc. 6.875% 2026[1]	17,225	18,086
Owens & Minor, Inc. 3.875% 2021	30,435	26,250
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.94% 2025[2,3]	12,754	10,665
Par Pharmaceutical Companies Inc. 7.50% 2027[1]	62,725	61,784
PAREXEL International Corp. 6.375% 2025[1]	37,214	34,609
Prestige Brands International Inc. 6.375% 2024[1]	13,711	14,414
Quintiles Transnational Corp. 4.875% 2023[1]	27,126	27,872
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.652% 2023[2,3,7,8]	15,548	15,541
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)[2,3,4,7,8]	81,297	79,045
Sotera Health Topco, Inc. 8.125% 2021[1,4]	18,035	18,035
Sterigenics-Nordion Holdings, LLC 6.50% 2023[1]	9,650	9,795
Surgery Center Holdings 10.00% 2027[1]	8,630	8,630
Team Health Holdings, Inc. 6.375% 2025[1]	69,553	53,556
Tenet Healthcare Corp. 4.75% 2020	14,010	14,203
Tenet Healthcare Corp. 6.00% 2020	98,845	102,305
American High-Income Trust — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 4.375% 2021	$ 34,620	$ 35,312
Tenet Healthcare Corp. 4.50% 2021	27,055	27,562
Tenet Healthcare Corp. 8.125% 2022	40,385	42,556
Tenet Healthcare Corp. 4.625% 2024	46,636	47,394
Tenet Healthcare Corp. 5.125% 2025	3,000	3,022
Tenet Healthcare Corp. 6.25% 2027[1]	12,250	12,633
Teva Pharmaceutical Finance Co. BV 2.20% 2021	8,335	7,939
Teva Pharmaceutical Finance Co. BV 2.80% 2023	54,751	47,633
Teva Pharmaceutical Finance Co. BV 6.00% 2024	112,780	106,789
Teva Pharmaceutical Finance Co. BV 3.15% 2026	22,985	17,928
Teva Pharmaceutical Finance Co. BV 6.75% 2028	19,035	17,631
U.S. Renal Care Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.428% 2026[2,3]	10,075	9,915
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	8,125	8,430
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	32,521	33,021
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	163,318	166,993
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	55,500	62,218
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	55,150	61,840
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	13,360	14,723
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.902% 2025[2,3]	7,667	7,687
Vizient Inc. 6.25% 2027[1]	2,320	2,456
WellCare Health Plans, Inc. 5.375% 2026[1]	4,085	4,340
		2,233,524
Materials 12.05%
AK Steel Holding Corp. 7.625% 2021	27,050	26,779
AK Steel Holding Corp. 6.375% 2025	11,825	9,519
AK Steel Holding Corp. 7.00% 2027	3,700	2,997
ArcelorMittal 6.125% 2025	7,000	7,959
Ardagh Packaging Finance 4.625% 2023[1]	7,605	7,748
Ardagh Packaging Finance 6.00% 2025[1]	43,990	45,640
Axalta Coating Systems LLC 4.875% 2024[1]	12,250	12,679
Ball Corp. 4.375% 2020	8,175	8,375
Ball Corp. 5.00% 2022	8,925	9,405
Berry Global Escrow Corp. 4.875% 2026[1]	19,575	20,040
Berry Plastics Corp. 5.50% 2022	6,800	6,902
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,338
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	4,840
BWAY Parent Co., Inc. 5.50% 2024[1]	28,725	28,851
BWAY Parent Co., Inc. 7.25% 2025[1]	28,980	28,038
Carlyle Group LP 8.75% 2023[1,4]	14,995	14,808
CF Industries, Inc. 4.95% 2043	13,760	12,367
CF Industries, Inc. 5.375% 2044	11,593	10,930
Chemours Co. 6.625% 2023	33,668	34,951
Chemours Co. 7.00% 2025	7,005	7,338
Cleveland-Cliffs Inc. 4.875% 2024[1]	61,375	62,449
Cleveland-Cliffs Inc. 5.75% 2025	59,707	59,558
Cleveland-Cliffs Inc. 5.875% 2027[1]	82,475	80,413
Consolidated Energy Finance SA 6.875% 2025[1]	14,940	15,376
Consolidated Energy Finance SA 6.50% 2026[1]	20,430	20,379
Crown Holdings, Inc. 4.50% 2023	3,000	3,131
Crown Holdings, Inc. 7.375% 2026	2,000	2,310
CVR Partners, LP 9.25% 2023[1]	32,370	33,971
First Quantum Minerals Ltd. 7.00% 2021[1]	12,835	13,116
First Quantum Minerals Ltd. 7.25% 2022[1]	34,150	33,979
American High-Income Trust — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.25% 2023[1]	$ 62,580	$ 61,172
First Quantum Minerals Ltd. 6.50% 2024[1]	46,448	43,603
First Quantum Minerals Ltd. 7.50% 2025[1]	128,275	122,663
First Quantum Minerals Ltd. 6.875% 2026[1]	60,625	56,457
Freeport-McMoRan Inc. 3.55% 2022	56,165	56,376
Freeport-McMoRan Inc. 3.875% 2023	5,680	5,694
Freeport-McMoRan Inc. 6.875% 2023	7,950	8,397
FXI Holdings, Inc. 7.875% 2024[1]	72,936	68,195
Greif, Inc. 6.50% 2027[1]	6,955	7,198
H.I.G. Capital, LLC 6.75% 2024[1]	20,076	18,922
Hexion Inc. 6.625% 2020[9]	40,215	31,368
Hexion Inc. 10.00% 2020[9]	34,696	27,236
Hexion Inc. 10.375% 2022[1]	36,890	28,313
Hexion Inc. 7.875% 2027[1]	28,035	28,245
Hexion Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 5.08% 2020[2,3]	12,475	12,490
INEOS Group Holdings SA 5.625% 2024[1]	22,325	22,883
LSB Industries, Inc. 9.625% 2023[1]	86,780	88,733
Mineral Resources Ltd. 8.125% 2027[1]	45,675	47,673
Neon Holdings, Inc. 10.125% 2026[1]	41,410	40,892
Norbord Inc. 5.75% 2027[1]	9,180	9,295
Nova Chemicals Corp. 4.875% 2024[1]	31,250	32,461
Nova Chemicals Corp. 5.25% 2027[1]	44,110	47,087
Novelis Corp. 6.25% 2024[1]	10,140	10,657
Novelis Corp. 5.875% 2026[1]	5,650	5,735
Olin Corp. 5.125% 2027	8,000	8,250
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	4,033
Owens-Illinois, Inc. 5.875% 2023[1]	22,970	24,860
Owens-Illinois, Inc. 6.375% 2025[1]	8,101	8,871
Plastipak Holdings, Inc. 6.25% 2025[1]	4,910	4,468
Platform Specialty Products Corp. 5.875% 2025[1]	6,885	7,203
Rayonier Advanced Materials Inc. 5.50% 2024[1]	25,785	22,175
Reynolds Group Inc. 5.75% 2020	29,214	29,323
Reynolds Group Inc. 7.00% 2024[1]	11,700	12,120
Ryerson Inc. 11.00% 2022[1]	93,330	98,726
S.P.C.M. SA 4.875% 2025[1]	14,375	14,483
Sealed Air Corp. 4.875% 2022[1]	8,250	8,683
Sealed Air Corp. 5.25% 2023[1]	4,410	4,653
Standard Industries Inc. 6.00% 2025[1]	5,375	5,731
Starfruit US Holdco LLC 8.00% 2026[1]	14,250	14,713
Summit Materials, Inc. 6.125% 2023	22,562	22,957
Summit Materials, Inc. 6.50% 2027[1]	10,025	10,451
TPC Group Inc. 8.75% 2020[1]	6,988	6,997
Tronox Ltd. 5.75% 2025[1]	5,830	5,677
Tronox Ltd. 6.50% 2026[1]	62,593	62,184
United States Steel Corp. 6.875% 2025	5,925	5,599
Venator Materials Corp. 5.75% 2025[1]	77,118	71,045
Warrior Met Coal, Inc. 8.00% 2024[1]	12,162	12,686
Zekelman Industries Inc. 9.875% 2023[1]	23,035	24,331
		2,002,150
Energy 11.68%
Aker BP ASA 4.75% 2024[1]	17,500	18,081
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.076% 2019[1,3,9]	6,750	1,856
American Energy (Permian Basin) 7.125% 2020[1,9]	54,047	5,945
American High-Income Trust — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
American Energy (Permian Basin) 7.375% 2021[1,9]	$49,175	$ 5,409
Antero Resources Corp. 5.375% 2024	12,500	12,484
Ascent Resources - Utica LLC 10.00% 2022[1]	10,510	11,179
Ascent Resources - Utica LLC 7.00% 2026[1]	27,765	25,474
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.911% 2023[2,3,5,7]	7,958	7,759
Berry Petroleum Corp. 7.00% 2026[1]	11,305	11,022
Blackstone CQP Holdco LP, Term Loan B, (3-month USD-LIBOR +3.50%) 5.83% 2024[2,3]	10,000	10,025
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	38,900	39,629
Bruin E&P Partners, LLC 8.875% 2023[1]	9,660	8,163
Calfrac Well Services Ltd. 8.50% 2026[1]	7,900	5,570
California Resources Corp. 8.00% 2022[1]	11,425	8,669
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 12.777% 2021[2,3]	6,000	6,116
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.152% 2022[2,3]	20,525	19,627
Carrizo Oil & Gas Inc. 6.25% 2023	23,465	22,732
Centennial Resource Production, LLC 6.875% 2027[1]	6,857	6,960
Cheniere Energy, Inc. 7.00% 2024	15,255	17,583
Cheniere Energy, Inc. 5.875% 2025	12,725	14,204
Chesapeake Energy Corp. 4.875% 2022	28,871	27,427
Chesapeake Energy Corp. 5.75% 2023	3,704	3,491
Chesapeake Energy Corp. 8.00% 2025	21,200	19,663
Chesapeake Energy Corp. 8.00% 2027	21,685	19,069
Comstock Resources, Inc. 9.75% 2026	43,200	33,372
CONSOL Energy Inc. 5.875% 2022	73,109	71,281
Convey Park Energy LLC 7.50% 2025[1]	21,535	15,613
DCP Midstream Operating LP 4.95% 2022	23,053	23,975
Denbury Resources Inc. 9.00% 2021[1]	36,265	35,902
Denbury Resources Inc. 7.75% 2024[1]	19,605	16,370
Diamond Offshore Drilling, Inc. 3.45% 2023	500	423
Diamond Offshore Drilling, Inc. 7.875% 2025	24,240	23,149
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	15,369
Enbridge Energy Partners, LP 7.375% 2045	12,445	18,285
Encino Acquisitions Partners LLC , Term Loan, (3-month USD-LIBOR + 6.75%) 9.152% 2025[2,3,7]	8,775	8,073
Ensco PLC 7.75% 2026	18,700	14,025
Ensco PLC 5.75% 2044	30,420	17,644
EP Energy Corp. 8.00% 2024[1]	6,600	4,554
EP Energy Corp. 7.75% 2026[1]	12,785	11,475
Extraction Oil & Gas, Inc. 7.375% 2024[1]	19,850	17,071
Extraction Oil & Gas, Inc. 5.625% 2026[1]	31,080	25,252
Genesis Energy, LP 6.75% 2022	27,524	27,868
Genesis Energy, LP 6.50% 2025	22,140	21,725
Hi-Crush Partners LP 9.50% 2026[1]	6,750	4,759
Indigo Natural Resources LLC 6.875% 2026[1]	12,080	10,902
Jagged Peak Energy LLC 5.875% 2026	3,335	3,302
Jonah Energy LLC 7.25% 2025[1]	42,475	20,707
KCA Deutag UK Finance PLC 7.25% 2021[1]	14,630	11,082
KCA Deutag UK Finance PLC 9.625% 2023[1]	10,580	7,750
Laredo Petroleum, Inc. 5.625% 2022	5,940	5,539
Matador Resources Co. 5.875% 2026	13,175	13,373
McDermott International, Inc. 10.625% 2024[1]	60,030	56,334
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.402% 2025[2,3]	32,472	32,009
Murphy Oil Corp. 6.875% 2024	7,150	7,543
Murphy Oil Corp. 5.75% 2025	19,345	20,146
Nabors Industries Inc. 5.50% 2023	11,000	10,340
Nabors Industries Inc. 5.75% 2025	11,050	9,848
American High-Income Trust — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	$ 9,540	$ 9,731
NGL Energy Partners LP 7.50% 2023	11,065	11,618
NGL Energy Partners LP 6.125% 2025	42,765	42,551
NGPL PipeCo LLC 4.375% 2022[1]	1,420	1,470
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,073
Nine Energy Service, Inc. 8.75% 2023[1]	8,620	8,448
Noble Corp. PLC 7.95% 2025[6]	4,595	3,377
Noble Corp. PLC 8.95% 2045[6]	14,615	9,646
NuStar Logistics, LP 6.00% 2026	13,260	13,757
Oasis Petroleum Inc. 6.875% 2022	24,755	24,678
Oasis Petroleum Inc. 6.875% 2023	5,700	5,714
Oasis Petroleum Inc. 6.25% 2026[1]	11,740	11,417
Pacific Drilling SA 8.375% 2023[1]	9,080	9,035
PDC Energy Inc. 6.125% 2024	4,950	4,962
PDC Energy Inc. 5.75% 2026	26,378	25,982
Peabody Energy Corp. 6.00% 2022[1]	39,400	40,483
Peabody Energy Corp. 6.375% 2025[1]	825	837
Petróleos Mexicanos 4.875% 2022	9,250	9,241
Petróleos Mexicanos 5.35% 2028	7,343	6,701
QEP Resources, Inc. 5.25% 2023	6,105	5,907
QEP Resources, Inc. 5.625% 2026	38,233	36,130
QGOG Constellation SA 9.50% 2024[1,4,9]	91,001	43,682
Range Resources Corp. 5.00% 2023	4,425	4,182
Range Resources Corp. 4.875% 2025	9,250	8,163
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	3,105	3,225
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,016
Sanchez Energy Corp. 7.25% 2023[1]	25,450	19,406
Seven Generations Energy Ltd. 5.375% 2025[1]	8,525	8,237
SM Energy Co. 6.125% 2022	9,052	9,029
SM Energy Co. 5.00% 2024	11,380	10,498
SM Energy Co. 5.625% 2025	19,205	17,573
SM Energy Co. 6.75% 2026	4,120	3,883
SM Energy Co. 6.625% 2027	7,050	6,557
Southwestern Energy Co. 6.20% 2025[6]	5,075	4,669
Southwestern Energy Co. 7.50% 2026	29,375	27,976
Southwestern Energy Co. 7.75% 2027	3,985	3,836
Sunoco LP 4.875% 2023	32,705	33,482
Sunoco LP 5.50% 2026	6,710	7,004
Sunoco LP 6.00% 2027[1]	7,125	7,499
Tallgrass Energy Partners, LP 5.50% 2024[1]	7,925	8,222
Tapstone Energy Inc. 9.75% 2022[1]	18,945	13,167
Targa Resources Partners LP 6.75% 2024	1,000	1,043
Targa Resources Partners LP 5.125% 2025	1,080	1,121
Targa Resources Partners LP 6.50% 2027[1]	10,615	11,597
Targa Resources Partners LP 6.875% 2029[1]	11,920	13,231
Teekay Corp. 9.25% 2022[1]	47,795	48,631
Teekay Offshore Partners LP 8.50% 2023[1]	27,825	27,525
Transocean Guardian Ltd. 5.875% 2024[1]	8,817	9,004
Transocean Inc. 8.375% 2021[6]	23,725	25,060
Transocean Inc. 9.00% 2023[1]	25,553	27,310
Transocean Inc. 7.75% 2024[1]	8,063	8,647
Transocean Inc. 6.125% 2025[1]	32,929	34,081
Transocean Inc. 7.25% 2025[1]	9,175	8,728
Transocean Inc. 7.50% 2026[1]	3,000	2,873
American High-Income Trust — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Poseidon Ltd. 6.875% 2027[1]	$ 6,280	$ 6,653
Transocean Sentry Ltd. 5.375% 2023[1]	11,700	11,744
Ultra Petroleum Corp. 11.00% 2024[4]	53,610	20,908
USA Compression Partners, LP 6.875% 2026	7,600	8,074
USA Compression Partners, LP 6.875% 2027[1]	15,050	15,879
Vine Oil & Gas LP 8.75% 2023[1]	40,765	26,701
Vine Oil & Gas LP 9.75% 2023[1]	16,025	10,456
W&T Offshore, Inc. 9.75% 2023[1]	22,029	21,203
Weatherford International PLC 5.125% 2020	1,018	524
Weatherford International PLC 4.50% 2022	23,600	12,095
Weatherford International PLC 8.25% 2023	27,795	14,662
Weatherford International PLC 9.875% 2024	20,375	10,748
Weatherford International PLC 9.875% 2025	25,490	13,382
Weatherford International PLC 6.50% 2036	39,275	20,423
Weatherford International PLC 7.00% 2038	4,070	2,096
Weatherford International PLC 6.75% 2040	45,695	23,533
Whiting Petroleum Corp. 6.25% 2023	6,647	6,664
Whiting Petroleum Corp. 6.625% 2026	14,390	13,949
WPX Energy Inc. 6.00% 2022	5,552	5,781
WPX Energy Inc. 5.75% 2026	6,940	7,209
		1,939,796
Consumer discretionary 10.54%
Adient US LLC 7.00% 2026[1]	11,775	12,128
Allied Universal Holdco LLC 6.625% 2026[1]	16,135	16,438
Allied Universal Holdco LLC 9.75% 2027[1]	41,945	42,050
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	16,550	16,571
Boyd Gaming Corp. 6.875% 2023	1,260	1,306
Cedar Fair, LP 5.25% 2029[1]	7,270	7,434
Churchill Downs Inc. 4.75% 2028[1]	13,725	13,859
Cirsa Gaming Corp. SA 7.875% 2023[1]	99,450	105,666
CRC Escrow Issuer LLC 5.25% 2025[1]	8,305	8,326
Fertitta Entertainment, Inc. 6.75% 2024[1]	12,075	12,467
Fertitta Entertainment, Inc. 8.75% 2025[1]	42,215	44,431
Golden Entertainment, Inc. 7.625% 2026[1]	10,025	10,276
Goodyear Tire & Rubber Co. 5.125% 2023	5,595	5,686
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	6,676
Hanesbrands Inc. 4.625% 2024[1]	22,210	23,169
Hanesbrands Inc. 4.875% 2026[1]	24,375	25,408
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,350
Hilton Worldwide Holdings Inc. 4.875% 2030[1]	17,920	18,532
International Game Technology 6.50% 2025[1]	6,475	7,111
International Game Technology 6.25% 2027[1]	10,825	11,880
Lennar Corp. 8.375% 2021	18,725	20,223
Levi Strauss & Co. 5.00% 2025	10,750	11,180
Limited Brands, Inc. 6.625% 2021	6,750	7,162
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	1,500	1,395
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.402% 2022[2,3]	9,206	8,807
Meritage Homes Corp. 5.125% 2027	13,375	13,609
Merlin Entertainment 5.75% 2026[1]	10,390	10,974
MGM Growth Properties LLC 5.625% 2024	3,600	3,893
MGM Resorts International 7.75% 2022	16,675	18,634
MGM Resorts International 6.00% 2023	9,190	9,983
MGM Resorts International 5.50% 2027	12,050	12,668
American High-Income Trust — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Michaels Stores, Inc. 5.875% 2020[1]	$ 14,360	$ 14,389
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.402% 2023[2,3]	9,547	8,964
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	49,754	20,653
Neiman Marcus Group Ltd. LLC 8.75% 2024[1]	57,852	24,840
Neiman Marcus Group Ltd. LLC 14.00% 2024[1,4]	70,698	58,679
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.421% 2023[2,3,4,7]	38,848	33,361
NMG Finco PLC 5.75% 2022[1]	33,096	32,077
Panther BF Aggregator 2, LP 6.25% 2026[1]	15,970	16,629
Panther BF Aggregator 2, LP 8.50% 2027[1]	25,625	26,458
PetSmart, Inc. 7.125% 2023[1]	157,849	148,773
PetSmart, Inc. 5.875% 2025[1]	118,115	115,162
PetSmart, Inc. 8.875% 2025[1]	113,950	110,247
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 5.33% 2022[2,3]	48,560	46,254
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	19,845	20,006
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	73,560	72,365
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 2024[2,7]	3,390	3,237
Scientific Games Corp. 6.25% 2020	14,220	14,297
Scientific Games Corp. 6.625% 2021	2,295	2,338
Scientific Games Corp. 10.00% 2022	28,882	30,398
Scientific Games Corp. 5.00% 2025[1]	17,035	17,248
Scientific Games Corp. 8.25% 2026[1]	91,835	96,655
Service Corp. International 5.375% 2024	2,345	2,418
Service Corp. International 5.125% 2029	10,225	10,813
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	12,000	12,375
Six Flags Entertainment Corp. 4.875% 2024[1]	29,500	30,016
Sotheby’s 4.875% 2025[1]	63,445	64,793
Staples, Inc. 7.50% 2026[1]	88,075	87,776
Staples, Inc. 10.75% 2027[1]	16,175	16,135
Staples, Inc., Term Loan, (3 month USD-LIBOR + 4.50%) 7.101% 2024[2,3]	21,900	21,530
Stars Group Holdings BV, 7.00% 2026[1]	10,075	10,679
Twin River Worldwide Holdings, Inc. 6.75% 2027[1]	5,125	5,356
William Carter Co. 5.625% 2027[1]	5,120	5,382
Wyndham Worldwide Corp. 5.375% 2026[1]	11,000	11,564
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	27,211	27,245
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	10,630	11,005
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	8,070	8,110
		1,750,519
Industrials 9.81%
ACCO Brands Corp. 5.25% 2024[1]	7,075	7,181
ADT Corp. 3.50% 2022	39,375	39,424
Advanced Disposal Services, Inc. 5.625% 2024[1]	15,000	15,769
Allison Transmission Holdings, Inc. 5.00% 2024[1]	36,971	37,849
American Airlines, Inc. 5.50% 2019[1]	12,400	12,518
ARAMARK Corp. 5.125% 2024	28,620	29,479
ARAMARK Corp. 5.00% 2028[1]	7,470	7,703
Ashtead Group PLC 4.125% 2025[1]	6,770	6,888
Associated Materials, LLC 9.00% 2024[1]	88,214	84,024
Avis Budget Group, Inc. 5.50% 2023	40,555	41,467
Avolon Holdings Funding Ltd. 5.25% 2024[1]	25,450	27,191
Beacon Roofing Supply, Inc. 4.875% 2025[1]	42,871	42,603
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	19,125	20,236
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,000	15,929
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	4,500	4,856
American High-Income Trust — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Brand Energy 8.50% 2025[1]	$ 16,670	$ 15,190
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 5.902% 2025[2,3]	2,963	2,965
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.152% 2026[2,3]	34,534	35,002
Builders FirstSource, Inc. 5.625% 2024[1]	98,633	102,028
Clean Harbors, Inc. 4.875% 2027[1]	18,180	18,523
Clean Harbors, Inc. 5.125% 2029[1]	9,085	9,289
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	586	627
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	684	713
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	373	389
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	49	51
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	1	1
Covanta Holding Corp. 5.875% 2024	15,500	16,004
Covanta Holding Corp. 5.875% 2025	7,750	8,089
Dun & Bradstreet Corp. 6.875% 2026[1]	38,095	40,381
Dun & Bradstreet Corp. 10.25% 2027[1]	62,292	66,341
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.404% 2026[2,3]	24,730	24,769
Euramax International, Inc. 12.00% 2020[1]	52,646	53,436
Hardwoods Acquisition Inc. 7.50% 2021[1]	33,814	20,796
Harsco Corp. 5.75% 2027[1]	12,005	12,532
HDTFS Inc. 5.875% 2020	25,000	25,044
Hertz Global Holdings Inc. 7.375% 2021	4,035	4,042
Hertz Global Holdings Inc. 7.625% 2022[1]	60,442	62,860
JELD-WEN Holding, Inc. 4.875% 2027[1]	13,380	12,979
KAR Auction Services, Inc. 5.125% 2025[1]	13,120	13,415
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	21,258	22,905
LABL Escrow Issuer, LLC 6.75% 2026[1]	21,840	22,124
LABL Escrow Issuer, LLC 10.50% 2027[1]	15,925	15,965
LSC Communications, Inc. 8.75% 2023[1]	113,203	108,109
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 2.601% 2022[2,3,7]	4,000	3,930
Multi-Color Corp. 4.875% 2025[1]	44,280	46,660
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.91% 2024[2,3]	5,305	5,307
Pisces Parent LLC 8.00% 2026[1]	108,521	106,079
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.354% 2025[2,3]	36,145	35,241
Prime Security Services Borrower, LLC 9.25% 2023[1]	12,500	13,151
PrimeSource Building Products Inc. 9.00% 2023[1]	43,034	40,398
R.R. Donnelley & Sons Co. 7.875% 2021	22,119	22,672
R.R. Donnelley & Sons Co. 6.50% 2023	14,075	13,992
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.402% 2024[2,3,7]	5,970	5,910
Rexnord Corp. 4.875% 2025[1]	22,105	22,437
Sensata Technologies Holding BV 4.875% 2023[1]	4,225	4,420
Stericycle, Inc. 5.375% 2024[1]	20,000	20,927
TransDigm Inc. 6.00% 2022	9,926	10,050
TransDigm Inc. 6.25% 2026[1]	12,200	12,795
Uber Technologies, Inc. 7.50% 2023[1]	31,025	32,964
Uber Technologies, Inc. 8.00% 2026[1]	39,155	41,803
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021	2,121	2,121
United Continental Holdings, Inc. 6.00% 2020	14,150	14,787
United Rentals, Inc. 4.625% 2025	13,600	13,855
Virgin Australia Holdings Ltd. 8.50% 2019[1]	39,930	40,559
Virgin Australia Holdings Ltd. 7.875% 2021[1]	11,375	11,702
		1,629,446
American High-Income Trust — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 6.56%	Principal amount (000)	Value (000)
Alcatel-Lucent USA Inc. 6.45% 2029	$ 16,200	$ 16,281
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 5.83% 2024[2,3]	3,979	3,885
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.652% 2025[2,3]	84,233	83,727
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.33% 2025[2,3]	20,365	20,660
Banff Merger Sub Inc. 9.75% 2026[1]	16,928	14,770
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.496% 2021[2,3]	17,498	17,451
Camelot Finance SA 7.875% 2024[1]	110,733	116,685
CDK Global Inc. 5.25% 2029[1]	4,085	4,238
CDW Corp. 5.00% 2025	10,500	10,966
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.67% 2025[2,3]	8,788	7,693
CommScope Finance LLC 8.25% 2027[1]	5,700	5,835
CommScope Technologies LLC 5.50% 2024[1]	3,000	2,854
CommScope Technologies LLC 6.00% 2025[1]	12,875	12,131
CommScope Technologies LLC 5.00% 2027[1]	13,650	11,944
Dell Inc. 2.65% 2020	6,100	6,067
Diebold Nixdorf AG, Term Loan A-DD, (3-month USD-LIBOR + 2.00%) 4.597% 2020[2,3]	8,420	8,041
Diebold Nixdorf AG, Term Loan A, (3-month USD-LIBOR + 3.50%) 5.938% 2020[2,3]	1,775	1,695
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.688% 2022[2,3]	46,603	49,283
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.188% 2023[2,3]	7,535	7,073
Diebold, Inc. 8.50% 2024	32,952	29,327
Ellucian, Inc. 9.00% 2023[1]	7,050	7,306
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	17,380	17,919
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	26,925	27,760
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.152% 2025[2,3]	7,189	6,983
First Data Corp. 5.375% 2023[1]	4,650	4,740
First Data Corp. 5.00% 2024[1]	5,500	5,638
First Data Corp. 5.75% 2024[1]	8,150	8,395
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	70,040	76,256
Go Daddy Operating Co. 5.25% 2027[1]	28,230	29,324
Infor (US), Inc. 6.50% 2022	69,115	70,591
Informatica Corp. 7.125% 2023[1]	14,250	14,537
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.152% 2024[2,3]	5,097	5,019
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.902% 2025[2,3,7]	34,690	34,863
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.579% 2023[2,3]	11,068	11,055
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 2024[2,3]	92,085	95,346
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.152% 2024[2,3]	19,547	19,538
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.902% 2025[2,3]	7,831	7,945
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.652% 2025[2,3]	10,167	9,779
Moneygram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.333% 2023[2,3]	5,850	5,770
Solera Holdings, Inc. 10.50% 2024[1]	11,633	12,636
Tempo Acquisition LLC 6.75% 2025[1]	9,100	9,418
Unisys Corp. 10.75% 2022[1]	77,660	86,106
VeriSign, Inc. 4.625% 2023	4,600	4,686
VeriSign, Inc. 5.25% 2025	3,000	3,214
Veritas Holdings Ltd. 7.50% 2023[1]	29,500	27,730
Veritas Holdings Ltd. 10.50% 2024[1]	10,277	8,864
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.902% 2023[2,3]	12,060	10,975
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.652% 2026[2,3]	28,550	27,973
ViaSat, Inc. 5.625% 2027[1]	7,940	8,277
		1,089,249
American High-Income Trust — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials 3.66%	Principal amount (000)	Value (000)
Alliant Holdings Intermediate LLC 8.25% 2023[1]	$29,671	$ 30,552
Ally Financial Inc. 3.75% 2019	7,000	7,018
Ally Financial Inc. 8.00% 2020	8,825	9,145
Ally Financial Inc. 8.00% 2031	15,000	19,725
Ally Financial Inc. 8.00% 2031	9,800	13,002
Antero Resources Corp. 5.75% 2027[1]	11,225	11,253
AssuredPartners, Inc. 7.00% 2025[1]	4,370	4,365
AssuredPartners, Inc. 8.00% 2027[1]	38,110	38,396
CIT Group Inc. 4.125% 2021	22,435	22,918
Compass Diversified Holdings 8.00% 2026[1]	62,501	65,274
Credit Suisse Group AG, junior subordinated, 3.869% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,6]	2,295	2,465
EG Group Ltd. 6.75% 2025[1]	12,905	12,837
Fairstone Financial Inc. 7.875% 2024[1]	22,243	22,730
FS Energy and Power Fund 7.50% 2023[1]	63,755	64,871
General Motors Acceptance Corp. 7.50% 2020	13,225	13,952
HUB International Ltd. 7.00% 2026[1]	54,021	54,899
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 2.75%) 5.336% 2025[2,3]	4,782	4,670
Icahn Enterprises Finance Corp. 6.25% 2022	36,825	37,930
Navient Corp. 6.50% 2022	23,040	24,532
Navient Corp. 5.50% 2023	47,215	48,690
Navient Corp. 7.25% 2023	1,900	2,035
Navient Corp. 6.125% 2024	15,325	15,785
Radian Group Inc. 4.875% 2027	11,675	11,777
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.33% 2025[2,3]	4,368	4,323
Springleaf Finance Corp. 8.25% 2020	3,500	3,767
Springleaf Finance Corp. 6.125% 2024	31,725	34,184
Springleaf Finance Corp. 6.625% 2028	10,225	10,762
Starwood Property Trust, Inc. 5.00% 2021	15,435	15,898
		607,755
Real estate 2.86%
Brookfield Property REIT Inc. 5.75% 2026[1]	65,215	67,416
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,750	3,572
Communications Sales & Leasing, Inc. 7.125% 2024[1]	3,525	3,181
Equinix, Inc. 5.75% 2025	5,450	5,694
Equinix, Inc. 5.875% 2026	11,900	12,629
Equinix, Inc. 5.375% 2027	41,580	44,677
Five Point Holdings LLC 7.875% 2025[1]	6,025	6,070
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,570
Gaming and Leisure Properties, Inc. 5.375% 2026	1,096	1,188
Howard Hughes Corp. 5.375% 2025[1]	75,685	78,576
Iron Mountain Inc. 6.00% 2023	2,500	2,575
Iron Mountain Inc. 5.75% 2024	46,465	47,052
Iron Mountain Inc. 4.875% 2027[1]	23,821	23,732
Iron Mountain Inc. 5.25% 2028[1]	25,834	25,995
iStar Financial Inc. 6.50% 2021	8,000	8,160
iStar Inc. 6.00% 2022	7,250	7,449
Medical Properties Trust, Inc. 5.00% 2027	17,000	17,553
Realogy Corp. 5.25% 2021[1]	21,035	20,299
Realogy Corp. 4.875% 2023[1]	48,115	43,544
Realogy Corp. 9.375% 2027[1]	40,885	36,030
American High-Income Trust — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
SBA Communications Corp. 4.00% 2022	$ 9,550	$ 9,729
SBA Communications Corp. 4.875% 2022	6,775	6,868
		475,559
Utilities 2.40%
AES Corp. 4.00% 2021	15,800	16,116
AES Corp. 4.50% 2023	4,900	5,047
AES Corp. 4.875% 2023	20,825	21,242
AES Corp. 5.50% 2025	25,711	26,772
AES Corp. 6.00% 2026	20,550	21,886
AES Corp. 5.125% 2027	8,845	9,354
AmeriGas Partners, LP 5.50% 2025	4,900	5,182
AmeriGas Partners, LP 5.75% 2027	5,725	6,040
Calpine Corp. 6.00% 2022[1]	1,775	1,790
Calpine Corp. 5.375% 2023	28,890	29,287
Calpine Corp. 5.875% 2024[1]	23,530	24,118
Calpine Corp. 5.75% 2025	7,000	6,974
Calpine Corp. 5.25% 2026[1]	19,550	19,965
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	17,380	18,657
Enel Società per Azioni 8.75% 2073[1,6]	15,812	18,302
NGL Energy Partners LP 7.50% 2026[1]	30,260	31,622
NRG Energy, Inc. 7.25% 2026	5,000	5,525
Talen Energy Corp. 6.50% 2025	6,790	5,721
Talen Energy Corp. 10.50% 2026[1]	49,190	49,190
Talen Energy Corp. 7.25% 2027[1]	52,755	54,206
Vistra Energy Corp. 7.625% 2024	21,110	22,297
		399,293
Consumer staples 1.86%
B&G Foods, Inc. 4.625% 2021	11,050	11,105
B&G Foods, Inc. 5.25% 2025	57,095	57,880
Central Garden & Pet Co. 6.125% 2023	4,300	4,483
Cott Beverages Inc. 5.50% 2025[1]	18,515	18,932
Darling Ingredients Inc. 5.25% 2027[1]	3,630	3,802
Energizer Holdings, Inc. 6.375% 2026[1]	18,470	19,024
Energizer Holdings, Inc. 7.75% 2027[1]	12,860	13,951
Energizer SpinCo Inc. 5.50% 2025[1]	5,600	5,684
First Quality Enterprises, Inc. 5.00% 2025[1]	16,960	17,130
First Quality Finance Co., Inc. 4.625% 2021[1]	10,500	10,513
Lamb Weston Holdings, Inc. 4.625% 2024[1]	14,275	14,864
Post Holdings, Inc. 5.50% 2025[1]	10,000	10,363
Post Holdings, Inc. 8.00% 2025[1]	8,400	9,030
Post Holdings, Inc. 5.00% 2026[1]	31,760	32,316
Post Holdings, Inc. 5.625% 2028[1]	21,660	22,337
Post Holdings, Inc. 5.50% 2029[1]	24,490	24,643
Prestige Brands International Inc. 5.375% 2021[1]	14,339	14,464
Spectrum Brands Inc. 6.625% 2022	1,750	1,796
Spectrum Brands Inc. 5.75% 2025	3,000	3,131
TreeHouse Foods, Inc. 4.875% 2022	2,000	2,023
TreeHouse Foods, Inc. 6.00% 2024[1]	10,975	11,439
		308,910
Total corporate bonds & notes		14,911,979
American High-Income Trust — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.24% U.S. Treasury 0.24%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019[10]	$ 40,000	$ 39,924
Municipals 0.01% Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	1,805	1,782
Total bonds, notes & other debt instruments (cost: $15,325,371,000)		14,953,685
Convertible bonds 0.57% Communication services 0.37%
DISH DBS Corp., convertible notes, 3.375% 2026	38,195	37,228
Gogo Inc., convertible notes, 6.00% 2022[1]	18,450	17,066
IAC/InterActiveCorp, convertible notes, 0.875% 2026[1]	7,150	7,219
		61,513
Energy 0.13%
Chesapeake Energy Corp., convertible notes, 5.50% 2026	7,500	6,005
PDC Energy, Inc., convertible notes, 1.125% 2021	6,300	5,932
Weatherford International PLC, convertible notes, 5.875% 2021	9,000	4,657
Whiting Petroleum Corp., convertible notes, 1.25% 2020	5,500	5,335
		21,929
Health care 0.07%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	11,910	10,950
Total convertible bonds (cost: $100,872,000)		94,392
Convertible stocks 0.31% Industrials 0.26%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[7,8]	43,400	43,256
Utilities 0.05%
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	86,000	8,906
Total convertible stocks (cost: $50,264,000)		52,162
Preferred securities 0.13% Consumer discretionary 0.13%
Neiman Marcus Group, Inc., preferred shares[11]	23,426,848	21,728
Total preferred securities (cost: $12,356,000)		21,728
Common stocks 0.82% Health care 0.34%
Advanz Pharma Corp.[5,11,12]	2,244,779	37,077
Advanz Pharma Corp.[5,11]	434,451	7,176
Rotech Healthcare Inc.[5,7,8,11,12]	1,916,276	11,498
		55,751
American High-Income Trust — Page 14 of 21

unaudited
Common stocks (continued) Energy 0.26%	Shares	Value (000)
Ascent Resources - Utica, LLC, Class A5,7,8,11,12	90,532,504	$ 19,917
Tribune Resources, Inc.[5,7,11]	6,028,136	15,824
Jones Energy II, Inc., Class A5,7,11	475,238	6,416
Southwestern Energy Co.[11]	229,524	725
White Star Petroleum Corp., Class A5,7,8,11,12	24,665,117	247
Denbury Resources Inc.[11]	60,000	74
Petroplus Holdings AG7,8,11	3,360,000	— [13]
		43,203
Communication services 0.12%
Cumulus Media Inc., Class A11	561,642	10,418
iHeartMedia, Inc., Class A11	378,645	5,699
Clear Channel Outdoor Holdings, Inc.[11]	890,868	4,205
Frontier Communications Corp.[11]	93,331	163
Adelphia Recovery Trust, Series Arahova[7,8,11]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[7,8,11]	10,643,283	5
		20,497
Utilities 0.05%
Vistra Energy Corp.	379,690	8,596
Information technology 0.05%
Diebold Nixdorf, Inc.[11]	855,000	7,832
Corporate Risk Holdings I, Inc.[7,8,11]	2,380,355	279
		8,111
Industrials 0.00%
Cornerstone Building Brands Inc.[11,12]	46,895	274
Total common stocks (cost: $230,247,000)		136,432
Rights & warrants 0.01% Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[5,7,8,11]	2,032,968	338
Tribune Resources, Inc., Class B, warrants, expire 2023[5,7,8,11]	1,581,198	188
Tribune Resources, Inc., Class C, warrants, expire 2023[5,7,8,11]	1,480,250	132
Ultra Petroleum Corp., warrants, expire 2025[11]	1,053,850	37
		695
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[7,8,11]	616,536	— [13]
Communication services 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[7,8,11,12]	10	— [13]
Total rights & warrants (cost: $571,000)		695
American High-Income Trust — Page 15 of 21

unaudited
Short-term securities 8.46% Money market investments 8.46%	Shares	Value (000)
Capital Group Central Cash Fund	14,060,382	$ 1,405,898
Total short-term securities (cost: $1,405,950,000)		1,405,898
Total investment securities 100.33% (cost: $17,125,631,000)		16,664,992
Other assets less liabilities (0.33)%		(54,876)
Net assets 100.00%		$16,610,116
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$180,775	$ (3,904)	$ (3,749)	$ (155)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	410,450	(31,166)	(28,624)	(2,542)
					$(32,373)	$(2,697)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2019, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2019 (000)
Bonds, notes & other debt instruments 0.07%
Health care 0.02%
Concordia International Corp. 8.00% 2024	$5,062,000	—	$1,811,000	$3,251,000	$ (2)	$ (58)	$ 271	$ 3,162
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.911% 2024[2,3]	$5,895,000	—	$5,006,530	$888,470	80	(299)	351	854
								4,016
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.911% 2023[2,3,7]	$7,958,333	—	—	$7,958,333	—	882	—	7,759
Total bonds, notes & other debt instruments								11,775
Common stocks 0.59%
Health care 0.34%
Advanz Pharma Corp.[11,12,14]	2,244,779	—	—	2,244,779	—	(4,510)	—	37,077
Advanz Pharma Corp.[11,14]	434,451	—	—	434,451	(52,782)	51,210	—	7,176
Rotech Healthcare Inc.[7,8,11,12]	1,916,276	—	—	1,916,276	—	7,665	—	11,498
								55,751
American High-Income Trust — Page 16 of 21

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2019 (000)
Energy 0.25%
Ascent Resources - Utica, LLC, Class A7,8,11,12	90,532,504	—	—	90,532,504	$ —	$ (9,053)	$ —	$ 19,917
Tribune Resources, Inc.[7,11]	6,028,136	—	—	6,028,136	—	(3,165)	—	15,824
Jones Energy II, Inc., Class A7,11	—	475,238	—	475,238	—	(994)	—	6,416
White Star Petroleum Corp., Class A7,8,11,12	24,665,117	—	—	24,665,117	—	(15,292)	—	247
								42,404
Total common stocks								98,155
Rights & warrants 0.01%
Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[7,8,11]	2,032,968	—	—	2,032,968	—	(570)	—	338
Tribune Resources, Inc., Class B, warrants, expire 2023[7,8,11]	1,581,198	—	—	1,581,198	—	(368)	—	188
Tribune Resources, Inc., Class C, warrants, expire 2023[7,8,11]	1,480,250	—	—	1,480,250	—	(291)	—	132
								658
Total 0.67%					$(52,704)	$25,157	$622	$110,588
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,295,253,000, which represented 55.96% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,062,082,000, which represented 6.39% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $289,826,000, which represented 1.74% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,308,000, which represented .10% of the net assets of the fund.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Amount less than one thousand.
[14]	This security changed its name during the reporting period.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$ 28,414	$ 37,077.22%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	19,917.12
Rotech Healthcare Inc.	9/26/2013	41,128	11,498.08
Cornerstone Building Brands Inc.	11/16/2018	990	274.00
White Star Petroleum Corp., Class A	6/30/2016	16,491	247.00
Liberman Broadcasting, Inc., warrants, expire 2022	11/26/2014	—	—	.00
Total private placement securities		$91,363	$69,013.42%
American High-Income Trust — Page 17 of 21

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of June 30, 2019, the fund did not have any interest rate swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $293,538,000 and $615,160,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American High-Income Trust — Page 18 of 21

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$ 14,817,393	$ 94,586	$ 14,911,979
U.S. Treasury bonds & notes	—	39,924	—	39,924
Municipals	—	1,782	—	1,782
Convertible bonds	—	94,392	—	94,392
Convertible stocks	8,906	—	43,256	52,162
Preferred securities	—	21,728	—	21,728
Common stocks	82,239	22,240	31,953	136,432
Rights & warrants	—	37	658	695
Short-term securities	1,405,898	—	—	1,405,898
Total	$1,497,043	$14,997,496	$170,453	$16,664,992
	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on credit default swaps	$—	$(2,697)	$—	$(2,697)
*	Credit default swaps are not included in the investment portfolio.
American High-Income Trust — Page 19 of 21

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2019 (dollars in thousands):
	Beginning value at 10/1/2018	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 6/30/2019
Investment securities	$190,080	$—	$7,786	$(3,005)	$252	$(24,397)	$(263)	$170,453
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2019								$(24,408)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2019	Valuation techniques	Unobservable input(s)	Range	Weighted Average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 94,586	Yield analysis	Yield to maturity risk premium	0 - 400 bps	334 bps	Decrease
Convertible securities	43,256	Multiple of revenue	Revenue multiple	0.87x	0.87x	Increase
Common stocks	31,953	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to transaction price	50%	N/A	N/A
		Market comparable companies	EBITDA multiple	4.7x	4.7x	Increase
			DLOM	27%	27%	Decrease
		Multiple of revenue	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Liquidation value	N/A	N/A	N/A	N/A
		De minimis	N/A	N/A	N/A	N/A
Rights & warrants	658	Black-Scholes	Implied volatility	30%	30%	Increase
		De minimis	N/A	N/A	N/A	N/A
	$170,453
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbol
Auth. = Authority
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American High-Income Trust — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-021-0819O-S73179	American High-Income Trust — Page 21 of 21